Revenue Recognition (Details) - Schedule of revenue recognition pattern - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition (Details) - Schedule of revenue recognition pattern [Line Items]
Total	$ 4,290	$ 3,739	$ 21,197	$ 13,017
Over Time Revenue [Member]
Revenue Recognition (Details) - Schedule of revenue recognition pattern [Line Items]
Total	3,911	3,387	15,210	10,757
Point-In-Time [Member]
Revenue Recognition (Details) - Schedule of revenue recognition pattern [Line Items]
Total	$ 379	$ 352	$ 5,987	$ 2,260